INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS ON ASSETS, INTANGIBLE ASSETS AND GOODWILL [Abstract]
Summary of Intangible Assets

As at	December 31, 2018			December 31, 2017
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
E&T contracts	$26.6	$(14.3)	$12.3	$26.6	$(13.4)	$13.2
Electricity service agreements	269.5	(25.9)	243.6	603.1	(108.5)	494.6
Energy services relationships	176.1	(33.8)	142.3	10.2	(8.1)	2.1
Software	293.9	(77.7)	216.2	126.8	(61.6)	65.2
Land rights	1.4	(0.2)	1.2	11.0	(2.4)	8.6
Commodity contracts	346.3	(6.3)	340.0	—	—	—
Franchises and consents	5.0	—	5.0	7.4	(2.2)	5.2
Reclassified to assets held for sale (note 5)	(277.4)	28.7	(248.7)	(0.1)	—	(0.1)
	$841.4	$(129.5)	$711.9	$785.0	$(196.2)	$588.8

Summary of Estimated Amortization Expense of Intangible Assets

2019	$84.2
2020	$82.5
2021	$57.6
2022	$132.3
2023	$38.3
Thereafter	$120.6